Forward Share Purchase Liability (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Forward Share Purchase Liabilitiy [Abstract]
Loss on settlement	$ (378,895)		$ (378,895)
Change in fair value of FSP liability	$ 0		82,182
Change in fair value of forward share purchase liability			$ 82,182		$ 5,392,293